COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES
26.	COMMITMENTS AND CONTINGENCIES

Purchase commitment

As of June 30, 2024, the Group has future purchase commitment related to the purchase of vehicles, research and development services and other operating expenses. Total purchase obligations contracted but not yet reflected in the unaudited condensed consolidated financial statements as of June 30, 2024 were as follows:

	Less than	More than
	one year	one year	Total
	US$	US$	US$
Purchase commitment	89,004	—	89,004

Capital commitment

Total capital expenditures contracted but not yet reflected in the unaudited condensed consolidated financial statements as of June 30, 2024 were as follows:

	Less than	More than
	one year	one year	Total
	US$	US$	US$
Capital expenditure commitment(i)	12,077	9	12,086
(i)	Represents the capital commitment on the construction of the Group’s corporate buildings, leasehold improvements,molds and tooling.

Repurchase commitment

The Group has entered into repurchase agreements with a lending institution in connection with its dealers’ wholesale floor-plan financing of vehicles. Pursuant to the agreements, in the event that a dealer has declared the intention to file for bankruptcy, and a lender is able to repossess the vehicle and deliver the repossessed vehicle to the Group, the Group is obligated to repurchase the vehicle from the lender at the unpaid balance of the original invoice price for the vehicle. The Group did not repurchase any vehicles under its repurchase agreements since the inception of the repurchase agreements, and the Group believes that, based on historical experience, the likelihood of a material loss pursuant to these repurchase obligations is remote. The total amount financed under the floor financing programs with repurchase obligations was US$21,872 as of June 30, 2024.

28.	COMMITMENTS AND CONTINGENCIES

Purchase commitment

As of December 31, 2023, the Group has future purchase commitment related to the purchase of vehicles, research and development services and other operating expenses. Total purchase obligations contracted but not yet reflected in the consolidated and combined financial statements as of December 31, 2023 were as follows:

	Less than	More than
	one year	one year	Total
	US$	US$	US$
Purchase commitment	179,490	2,511	182,001

Capital commitment

Total capital expenditures contracted but not yet reflected in the consolidated and combined financial statements as of December 31, 2023 were as follows:

	Less than	More than
	one year	one year	Total
	US$	US$	US$
Capital expenditure commitment(i)	59,304	264	59,568
(i)	Represents the capital commitment on the construction of the Group’s corporate buildings, leasehold improvements,molds and tooling.